Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of
	June 30,	December 31,
(in thousands of $)	2021	2020
Money market funds	$1,370,363	$858,292
Term accounts	59,422	61,356
Cash and bank balances	152,108	297,155
Total cash and cash equivalents	$1,581,893	$1,216,803